Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	$ 1,024	$ 916
Recognized in net income	131	38
Recognized in OCI	59	88
Other	(46)	(18)
Balance at end of year	1,168	1,024
Balance at beginning of year	(589)	(552)
Recognized in net income	(44)	8
Recognized in OCI	5	(81)
Other	49	36
Balance at end of year	(579)	(589)
Net deferred tax assets	589	435
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	256	222
Recognized in net income	142	24
Other	3	10
Balance at end of year	401	256
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	6	40
Recognized in net income	(1)	3
Other	(1)	(37)
Balance at end of year	4	6
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	275	307
Recognized in net income	12	(25)
Recognized in OCI	70	(16)
Other	(46)	9
Balance at end of year	311	275
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	92	103
Recognized in net income	(39)	(12)
Other		1
Balance at end of year	53	92
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	125	24
Recognized in net income	(7)	(3)
Recognized in OCI	(27)	104
Balance at end of year	91	125
Tax loss carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	6	5
Recognized in net income	(1)	2
Other	(1)	(1)
Balance at end of year	4	6
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	264	215
Recognized in net income	25	49
Recognized in OCI	16
Other	(1)
Balance at end of year	304	264
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(341)	(327)
Recognized in net income	(50)	(10)
Other	(1)	(4)
Balance at end of year	(392)	(341)
Property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(69)	(82)
Recognized in net income	1	(23)
Other	1	36
Balance at end of year	(67)	(69)
Pension and employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(71)	(24)
Recognized in net income	1	33
Recognized in OCI	5	(81)
Other	49	1
Balance at end of year	(16)	(71)
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(89)	(88)
Recognized in net income	(2)	(2)
Other		1
Balance at end of year	(91)	(89)
Financial instrument revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(13)	(19)
Recognized in net income		4
Other		2
Balance at end of year	(13)	(13)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(6)	(12)
Recognized in net income	$ 6	6
Balance at end of year		$ (6)